Operating Segments - Schedule of Segment Performance (Details) - USD ($)		6 Months Ended	12 Months Ended
		Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2022
Disclosure Of Operating Segments [Line Items]
Interest income		$ 19,416	$ 1,370,929	$ 1,611,128	$ 8,314
Product manufacturing and operating costs (exclusive of depreciation presented separately)		(1,319,682)	(1,770,517)	(2,817,269)	(1,724,625)
Administrative and other expenses		(11,481,647)	(19,919,292)	(18,863,896)	(12,591,709)
Nasdaq listing related expenses					(4,226,062)
Loss on equity investment securities at fair value through profit or loss			(15,308,187)		(7,937,633)
Depreciation and amortization expenses		(2,572,019)	(4,568,969)	(4,740,135)	(4,214,617)
Research and development costs		(2,020,656)	(4,849,571)	(5,750,574)	(5,102,824)
Share based compensation		(5,354,429)	(5,523,560)	(5,621,959)	(14,530,749)
Employee benefits expense		(8,549,850)	(23,632,917)	(20,339,880)	(12,736,589)
Borrowing costs		(943,421)	(3,566,998)	(2,864,102)	(1,512,548)
(Loss)/gain on fair value of derivative financial instruments			(4,536,546)	1,525,320
Operating Segments
Disclosure Of Operating Segments [Line Items]
Segment revenue	[1]				1,340
Other income			10,063	24,550
Other expense		(1,360,308)	(1,175,499)	(1,359,866)	(5,195,797)
Aggregated Segment net loss before tax		(16,161,445)	(41,746,386)	(35,924,854)	(21,182,366)
Interest income		19,416	1,370,930	1,611,128	8,314
Total income		(27,864,014)	(74,724,454)	(46,448,210)	(51,860,307)
Administrative and other expenses		(7,072,914)	(5,986,817)	(6,518,961)	(6,704,291)
Nasdaq listing related expenses					(4,226,062)
Loss on equity investment securities at fair value through profit or loss			(15,308,187)		(8,113,657)
Share based compensation		(5,354,429)	(5,523,560)	(5,621,969)	(14,530,749)
Employee benefits expense		(654,950)	(52,223)	(1,922,438)	(2,308,302)
Borrowing costs			(1,776,230)	(980,852)	(331)
(Loss)/gain on fair value of derivative financial instruments			(4,536,546)	1,525,320
Operating Segments | Battery Materials
Disclosure Of Operating Segments [Line Items]
Other income		35,154	959,122	37,360	385,482
Total income		35,154	959,122	37,360	385,482
Product manufacturing and operating costs (exclusive of depreciation presented separately)			0		(15,255)
Administrative and other expenses		(3,562,171)	(11,679,814)	(9,658,074)	(4,033,109)
Depreciation and amortization expenses		(2,204,862)	(3,562,475)	(3,798,626)	(3,436,998)
Research and development costs		(1,729,910)	(4,127,248)	(5,458,721)	(3,800,667)
Employee benefits expense		(4,531,566)	(15,106,300)	(10,196,303)	(5,640,607)
Borrowing costs		(723,225)	(1,445,374)	(1,408,421)	(1,264,020)
Segment net loss before tax		(12,716,580)	(34,962,089)	(30,482,785)	(17,805,174)
Operating Segments | Battery Technology
Disclosure Of Operating Segments [Line Items]
Segment revenue	[1]	2,702,276	5,854,424	8,054,529	6,099,815
Other income		260,536	1,933,064	1,936,862	1,202,324
Total income		2,962,812	7,787,488	9,991,391	7,302,139
Product manufacturing and operating costs (exclusive of depreciation presented separately)		(1,319,682)	(1,770,517)	(2,817,269)	(1,709,369)
Administrative and other expenses		(846,562)	(2,252,663)	(2,686,861)	(1,854,309)
Depreciation and amortization expenses		(367,157)	(1,006,494)	(941,509)	(777,619)
Research and development costs		(290,746)	(722,322)	(291,853)	(1,302,157)
Employee benefits expense		(3,363,334)	(8,474,395)	(8,221,139)	(4,787,680)
Borrowing costs		(220,196)	(345,394)	(474,829)	(248,197)
Segment net loss before tax		$ (3,444,865)	$ (6,784,297)	$ (5,442,069)	$ (3,377,192)

[1]	See Note 3 - Revenue, for segment revenue by product line for the year ended December 31, 2024 and 2023, six months ended December 31, 2022, and year ended June 30, 2022.